RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted in the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Assets	R$ 80,516	R$ 58,848
Liabilities	(925,370)	(9,086)
Financial result	1	(277)	R$ (1,188)
Operating result	162,258	102,355	83,975
Trade accounts receivable
RELATED PARTIES
Assets	73,598	47,685
Dividends receivable
RELATED PARTIES
Assets	6,604	7,633
Other assets
RELATED PARTIES
Assets	314	3,530
Trade accounts payable
RELATED PARTIES
Liabilities	(6,288)	(2,849)
Dividends payable
RELATED PARTIES
Liabilities	(919,073)	(6,232)
Other liabilities
RELATED PARTIES
Liabilities	(9)	(5)
Transactions with controlling shareholders
RELATED PARTIES
Assets	2	3
Liabilities	(421,206)
Financial result		(966)	(1,188)
Operating result	(2,621)	(4,063)	(4,757)
Managements and related persons
RELATED PARTIES
Liabilities	(22,875)
Alden Fundo de Investimento em Acoes
RELATED PARTIES
Liabilities	(17,701)
Controller
RELATED PARTIES
Liabilities	(131,841)
Suzano Holding
RELATED PARTIES
Assets	2	3
Liabilities	(248,789)
Financial result		(966)	(1,188)
Operating result	(2,621)	(4,063)	(4,757)
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Assets	80,514	58,845
Liabilities	(504,164)	(9,086)
Financial result	1	689
Operating result	164,879	106,418	88,733
Management
RELATED PARTIES
Liabilities	(9)	(5)
Operating result	(422)	(392)	(9,178)
Bexma Participacoes Ltda.
RELATED PARTIES
Assets	1	1
Operating result	24	11	11
Bizma Investimentos Ltda.
RELATED PARTIES
Assets	1	1
Operating result	6	12	10
Ensyn Technologies
RELATED PARTIES
Assets		2,829
Financial result	1	689
Ficus Empreendimentos e Participacoes Ltda.
RELATED PARTIES
Operating result		(655)
Fundacao Arymax
RELATED PARTIES
Operating result	2	2
Ibema Companhia Brasileira de Papel
RELATED PARTIES
Assets	80,511	56,013
Liabilities	(6,288)	(2,834)
Operating result	169,965	111,841	103,581
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
RELATED PARTIES
Assets	1	1
Operating result	(4,399)	(4,168)	(5,272)
IPFL Holding S.A
RELATED PARTIES
Operating result	10	5	4
Mabex Representacoes e Participacoes Ltda.
RELATED PARTIES
Operating result	(137)	(50)	(100)
Lazam MDS Corretora e Adm. Seguros S.A.
RELATED PARTIES
Operating result		3	7
Nemonorte Imoveis e Participacoes Ltda.
RELATED PARTIES
Liabilities		(15)
Operating result	(170)	(191)	R$ (330)
Other shareholders
RELATED PARTIES
Liabilities	R$ (497,867)	R$ (6,232)